UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03207
General Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
11/30/24
ITEM 1 - Reports to Stockholders

Dreyfus Money Market Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Wealth Shares – GMMXX
This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$55	0.54%
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,154	93	$4,183,576
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
48.3%
Commercial Paper
30.2%
Negotiable Bank Certificates of Deposit
16.6%
Time Deposits
4.7%
Net Other Assets and Liabilities
0.2%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0196AR1124

Dreyfus Money Market Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Service Shares – GMBXX
This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$102	1.00%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,154	93	$4,183,576
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0696AR1124
Dreyfus Money Market Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Premier Shares – GMGXX
This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$29	0.28%
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,154	93	$4,183,576
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6168AR1124

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,261 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $8,025 in 2023 and $7,332 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2023 and $3,342 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,158 in 2023 and $7,799 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item,

were $11,024 in 2023 and $12,577 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,886,566 in 2023 and $1,486,377 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Dreyfus Money Market Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2024
Share Class	Ticker
Wealth Shares	GMMXX
Service Shares	GMBXX
Premier Shares	GMGXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Money Market Fund
Statement of Investments
November 30, 2024

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Paper — 30.2%
ANZ Group Holdings Ltd.(a)	5.41	1/6/2025	10,000,000	9,946,900
Australia & New Zealand Banking Group Ltd.(a)	4.66	5/21/2025	7,000,000	6,850,375
Australia & New Zealand Banking Group Ltd.(a)	5.38	2/3/2025	19,000,000	18,822,329
Australia & New Zealand Banking Group Ltd., (3 Month SOFR + 0.20%)(b),(c)	4.77	12/5/2024	7,000,000	7,000,000
Bank of Montreal(a)	5.17	2/28/2025	13,000,000	12,838,020
Bedford Row Funding Corp.(a)	5.41	12/11/2024	11,500,000	11,482,974
Bedford Row Funding Corp., (1 Month SOFR + 0.21%)(b),(c)	4.79	12/2/2024	20,000,000	20,000,000
Bedford Row Funding Corp., (1 Month SOFR + 0.23%)(b),(c)	4.81	12/2/2024	10,500,000	10,500,000
CAFCO LLC(a)	5.44	12/5/2024	5,000,000	4,997,022
CDP Financial, Inc.(a)	5.18	12/11/2024	20,000,000	19,971,667
CDP Financial, Inc.(a)	5.29	4/9/2025	10,000,000	9,816,533
CDP Financial, Inc., (1 Month SOFR + 0.20%)(b),(c)	4.78	12/3/2024	10,000,000	10,000,000
Cisco Systems, Inc.(a)	5.34	1/27/2025	5,000,000	4,958,675
Collateralized Commercial Paper FLEX Co. LLC(b)	5.48	4/4/2025	20,000,000	20,000,000
Collateralized Commercial Paper V Co. LLC, (1 Month SOFR + 0.28%)(c)	4.85	12/2/2024	15,000,000	15,000,000
Collateralized Commercial Paper V Co. LLC, (1 Month SOFR + 0.30%)(c)	4.88	12/2/2024	10,000,000	10,000,000
Collateralized Commercial Paper V Co. LLC, (1 Month SOFR + 0.32%)(c)	4.90	12/2/2024	15,000,000	15,000,000
Commonwealth Bank of Australia, (1 Month SOFR + 0.20%)(b),(c)	4.77	12/5/2024	5,000,000	5,000,000
Commonwealth Bank of Australia, (1 Month SOFR + 0.25%)(b),(c)	4.82	12/5/2024	15,000,000	15,000,000
DBS Bank Ltd.(a)	4.66	4/30/2025	7,000,000	6,868,458
DBS Bank Ltd.(a)	4.71	2/12/2025	17,250,000	17,089,096
DBS Bank Ltd.(a)	4.76	2/3/2025	8,000,000	7,933,724
DNB Bank ASA(a)	4.65	5/19/2025	13,000,000	12,725,985
DNB Bank ASA(a)	4.66	4/21/2025	12,000,000	11,787,560
DNB Bank ASA(a)	4.72	3/26/2025	12,350,000	12,168,918
Federation des Caisses Desjardins du Quebec(a)	4.76	12/30/2024	20,000,000	19,924,600
Gotham Funding Corp.(a)	4.73	1/8/2025	7,000,000	6,965,715
ING US Funding LLC(a)	5.31	12/23/2024	7,000,000	6,977,670
ING US Funding LLC, (1 Month SOFR + 0.26%)(b),(c)	4.84	12/3/2024	10,500,000	10,500,000
ING US Funding LLC, (1 Month SOFR + 0.28%)(c)	4.86	12/3/2024	11,000,000	11,000,000
LMA-Americas LLC(a)	4.74	2/5/2025	10,000,000	9,915,117
Macquarie Bank Ltd., (1 Month SOFR + 0.21%)(b),(c)	4.79	12/3/2024	8,000,000	8,000,000
Macquarie Bank Ltd., (1 Month SOFR + 0.24%)(b),(c)	4.82	12/3/2024	10,000,000	10,000,000
Mizuho Bank Ltd. (Singapore)(a)	4.75	1/3/2025	15,000,000	14,935,925
National Australia Bank Ltd.(a)	4.66	5/20/2025	10,000,000	9,787,500
National Bank of Canada, (1 Month SOFR + 0.20%)(b),(c)	4.78	12/2/2024	16,000,000	16,000,000
Natixis SA/New York NY(a)	4.72	1/2/2025	20,000,000	19,917,511
Natixis SA/New York NY(a)	4.82	12/19/2024	10,000,000	9,976,300
Nordea Bank Abp, (1 Month SOFR + 0.20%)(b),(c)	4.77	12/3/2024	11,000,000	11,000,000
Nordea Bank Abp, (1 Month SOFR + 0.21%)(b),(c)	4.78	12/3/2024	10,000,000	10,000,000
Podium Funding Trust, (1 Month SOFR + 0.24%)(c)	4.82	12/2/2024	15,000,000	15,000,000
Podium Funding Trust, (1 Month SOFR + 0.29%)(c)	4.87	12/2/2024	20,000,000	20,000,000
Royal Bank of Canada(a)	4.60	11/10/2025	8,400,000	8,050,840
Skandinaviska Enskilda Banken AB(a)	4.54	10/22/2025	7,038,000	6,764,789

Statement of Investments (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Paper — 30.2% (continued)
Skandinaviska Enskilda Banken AB(a)	4.66	4/9/2025	11,000,000	10,821,640
Skandinaviska Enskilda Banken AB, (3 Month SOFR + 0.25%)(b),(c)	4.83	12/3/2024	10,000,000	9,999,502
Starbird Funding Corp., (1 Month SOFR + 0.24%)(b),(c)	4.81	12/3/2024	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp., (1 Month SOFR + 0.23%)(b),(c)	4.81	12/3/2024	10,000,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd. (Singapore)(a)	5.11	12/12/2024	12,000,000	11,981,557
Swedbank AB, (1 Month SOFR + 0.24%)(b),(c)	4.82	12/3/2024	18,000,000	18,000,000
Toyota Motor Credit Corp.(a)	4.71	4/21/2025	13,000,000	12,767,820
United Overseas Bank Ltd.(a)	4.70	2/6/2025	8,000,000	7,931,511
United Overseas Bank Ltd., (1 Month SOFR + 0.20%)(b),(c)	4.78	12/5/2024	20,000,000	19,999,293
Victory Receivables Corp.(a)	5.11	12/10/2024	14,000,000	13,982,395
Total Commercial Paper (cost $650,957,921)				650,957,921
Negotiable Bank Certificates of Deposit — 16.6%
Bank of America NA	4.62	5/22/2025	10,000,000	10,000,000
Bank of America NA	4.85	8/15/2025	15,000,000	15,000,000
Bank of America NA	5.20	2/7/2025	10,000,000	10,000,000
Bank of America NA	5.36	2/21/2025	10,000,000	10,000,000
Canadian Imperial Bank of Commerce (New York)	4.60	5/12/2025	15,000,000	15,000,000
Canadian Imperial Bank of Commerce (New York)	5.31	4/10/2025	7,900,000	7,900,000
Canadian Imperial Bank of Commerce (New York), (1 Month SOFR + 0.20%)(c)	4.77	12/2/2024	8,000,000	8,000,000
Canadian Imperial Bank of Commerce (New York), (1 Month SOFR + 0.25%)(c)	4.82	12/2/2024	15,500,000	15,500,000
Canadian Imperial Bank of Commerce (New York), (1 Month SOFR + 0.35%)(c)	4.95	12/2/2024	12,000,000	12,000,000
Citibank NA, (1 Month SOFR + 0.27%)(c)	4.84	12/2/2024	13,500,000	13,500,000
Cooperatieve Rabobank U.A. (New York)	5.20	12/9/2024	5,000,000	5,000,000
Cooperatieve Rabobank U.A. (New York)	5.30	3/13/2025	13,000,000	13,000,000
Cooperatieve Rabobank U.A. (New York)	5.40	3/14/2025	5,000,000	5,000,000
DZ Bank AG (New York)	4.60	5/14/2025	20,000,000	20,000,000
DZ Bank AG (New York)	4.60	5/20/2025	10,000,000	10,000,000
HSBC Bank USA NA, (3 Month SOFR + 0.23%)(c)	4.80	12/2/2024	16,000,000	16,000,000
HSBC Bank USA NA, (3 Month SOFR + 0.27%)(c)	4.84	12/2/2024	15,500,000	15,500,000
Landesbank Baden-Wurttemberg	4.59	12/4/2024	20,000,000	20,000,000
Mizuho Bank Ltd., (1 Month SOFR + 0.23%)(c)	4.80	12/2/2024	13,000,000	13,000,000
Oversea-Chinese Banking Corp. Ltd. (New York)	4.69	1/31/2025	20,000,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. (New York), (3 Month SOFR + 0.18%)(c)	4.75	12/2/2024	18,000,000	18,000,000
Oversea-Chinese Banking Corp. Ltd. (New York), (3 Month SOFR + 0.22%)(c)	4.79	1/2/2025	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB (New York)	5.38	3/18/2025	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp., (1 Month SOFR + 0.24%)(c)	4.81	12/2/2024	14,400,000	14,400,000
Sumitomo Mitsui Trust Bank Ltd. (New York), (1 Month SOFR + 0.23%)(c)	4.80	12/2/2024	15,000,000	15,000,000
Svenska Handelsbanken (New York), (1 Month SOFR + 0.23%)(c)	4.80	12/2/2024	10,000,000	10,000,000
Svenska Handelsbanken (New York), (1 Month SOFR + 0.35%)(c)	4.92	12/2/2024	15,000,000	15,000,000
Westpac Banking Corp., (1 Month SOFR + 0.25%)(c)	4.82	12/2/2024	10,000,000	10,000,000
Total Negotiable Bank Certificates of Deposit (cost $356,800,000)				356,800,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Time Deposits — 4.7%
Australia & New Zealand Banking Group Ltd.	4.57	12/2/2024	25,000,000	25,000,000
Credit Agricole CIB	4.56	12/2/2024	76,000,000	76,000,000
Time Deposits (cost $101,000,000)				101,000,000
Repurchase Agreements — 48.3%
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 11/29/2024, due at maturity date in the amount of $25,009,625, (fully collateralized by: Asset-Backed Securities, 3.40%-7.88%, due 8/27/2036-8/26/2069, valued at $26,250,001)	4.62	12/2/2024	25,000,000	25,000,000
BMO Capital Markets Corp., Tri-Party Agreement thru BNY, dated
11/29/2024, due at maturity date in the amount of $50,019,500,
(fully collateralized by: Asset-Backed Securities, 0.00%-13.06%, due 10/20/2031-7/26/2066, Corporate Debt Securities, 2.90%-
8.25%, due 2/1/2025-3/1/2052, Government National Mortgage
Association-Agency Collateralized Mortgage Obligation, 0.36%-
6.00%, due 4/20/2054-7/20/2072, Other Instrument
(collateralized debt obligation), 7.24%, due 9/21/2037, Private
Label Collateralized Mortgage Obligations, 1.20%-7.50%, due
3/25/2036-7/25/2069, U.S. Treasuries (including strips), 4.63%, due 9/30/2028, valued at $53,549,279)
	4.68	12/2/2024	50,000,000	50,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 11/29/2024, due at maturity date in the amount of $50,019,458, (fully collateralized by: Asset-Backed Securities, 1.37%-6.66%, due 2/22/2027-1/15/2046, Corporate Debt Securities, 1.78%-8.75%, due 6/23/2025-12/15/2086, Private Label Collateralized Mortgage Obligations, 0.22%-9.10%, due 6/15/2033-4/25/2069, valued at $51,500,000)	4.67	12/2/2024	50,000,000	50,000,000
Crédit Agricole CIB, Tri-Party Agreement thru BNY, dated 11/29/2024, due at maturity date in the amount of $10,003,817, (fully collateralized by: U.S. Treasuries (including strips), 0.00%- 1.75%, due 7/15/2025-5/15/2049, valued at $10,200,000)	4.58	12/2/2024	10,000,000	10,000,000
Crédit Agricole CIB, Tri-Party Agreement thru BNY, dated 11/29/2024, due at maturity date in the amount of $150,057,250, (fully collateralized by: U.S. Treasuries (including strips), 1.38%- 4.63%, due 2/15/2042-11/15/2054, valued at $153,000,012)	4.58	12/2/2024	150,000,000	150,000,000

Statement of Investments (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements — 48.3% (continued)
Daiwa Capital Markets America, Tri-Party Agreement thru BNY, dated 11/29/2024, due at maturity date in the amount of
$75,028,688, (fully collateralized by: Federal Farm Credit Bank-
Agency Debentures and Agency Strips, 4.55%-4.90%, due
11/12/2027-10/28/2031, Federal Home Loan Banks-Agency
Debentures and Agency Strips, 3.50%, due 9/24/2029, Federal
Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 3.50%, due 3/15/2046, Federal Home Loan Mortgage
Corp-Agency Debentures and Agency Strips, 0.92%-6.00%, due
1/25/2054-12/25/2054, Federal Home Loan Mortgage Corp-
Agency Mortgage-Backed Securities, 2.00%-7.83%, due 1/1/2032-
11/1/2054, Federal National Mortgage Association-Agency
Collateralized Mortgage Obligation, 3.00%-6.21%, due 6/25/2050-
12/25/2054, Federal National Mortgage Association-Agency
Mortgage-Backed Securities, 2.00%-7.50%, due 9/1/2027-
11/1/2054, Government National Mortgage Association-Agency
Collateralized Mortgage Obligation, 0.44%-5.72%, due
12/16/2050-11/20/2054, Government National Mortgage
Association-Agency Mortgage-Backed Securities, 2.00%-7.50%,
due 8/20/2035-11/20/2054, U.S. Treasuries (including strips),
0.00%-6.13%, due 1/15/2025-2/15/2054, valued at $77,357,212)
	4.59	12/2/2024	75,000,000	75,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 11/29/2024, due at maturity date in the amount of $300,114,750, (fully collateralized by: U.S. Treasuries (including strips), 3.88%-4.00%, due 2/15/2043-11/15/2052, valued at $306,000,125)	4.59	12/2/2024	300,000,000	300,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements — 48.3% (continued)
MUFG Securities (Canada) Ltd., Tri-Party Agreement thru BNY, dated
11/29/2024, due at maturity date in the amount of $305,116,663,
(fully collateralized by: Federal Home Loan Mortgage Corp-Agency
Debentures and Agency Strips, 5.98%-6.13%, due 9/25/2053-
10/25/2053, Federal Home Loan Mortgage Corp-Agency
Mortgage-Backed Securities, 3.50%-7.50%, due 7/1/2037-
11/1/2054, Federal National Mortgage Association-Agency
Collateralized Mortgage Obligation, 6.83%, due 12/25/2053,
Federal National Mortgage Association-Agency Mortgage-Backed
Securities, 2.50%-7.48%, due 4/1/2029-9/1/2054, Government
National Mortgage Association-Agency Mortgage-Backed
Securities, 3.36%-5.50%, due 6/20/2052-7/15/2059,
U.S. Treasuries (including strips), 2.25%, due 8/15/2046, valued at
$327,930,111)
	4.59	12/2/2024	305,000,000	305,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 11/29/2024, due at maturity date in the amount of $75,029,375, (fully collateralized by: Asset-Backed Securities, 4.19%-5.86%, due 7/15/2030-1/25/2037, Corporate Debt Securities, 2.50%-11.00%, due 2/26/2025-6/1/2051, Private Label Collateralized Mortgage Obligations, 7.65%, due 1/18/2039, valued at $78,956,652)	4.70	12/2/2024	75,000,000	75,000,000
Total Repurchase Agreements (cost $1,040,000,000)				1,040,000,000
Total Investments (cost $2,148,757,921)			99.8%	2,148,757,921
Cash and Receivables (Net)			.2%	5,277,267
Net Assets			100.0%	2,154,035,188

SOFR—Secured Overnight Financing Rate

(a)	Security is a discount security. Income is recognized through the accretion of discount.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $225,998,795 or 10.5% of net assets.

(c)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $1,040,000,000)—Note 1(b)	2,148,757,921	2,148,757,921
Cash		2,596,883
Interest receivable		4,833,563
Receivable for shares of Common Stock subscribed		440,925
Prepaid expenses		59,233
		2,156,688,525
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,362,767
Payable for shares of Common Stock redeemed		844,223
Directors’ fees and expenses payable		29,436
Other accrued expenses		416,911
		2,653,337
Net Assets ($)		2,154,035,188
Composition of Net Assets ($):
Paid-in capital		2,153,969,695
Total distributable earnings (loss)		65,493
Net Assets ($)		2,154,035,188

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	748,375,378	1,164,420,078	241,239,732
Shares Outstanding	748,498,054	1,164,667,659	241,287,226
Net Asset Value Per Share ($)	1.00	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2024

Investment Income ($):
Interest Income	113,253,138
Expenses:
Management fee—Note 2(a)	4,183,576
Administrative service fees—Note 2(c)	6,103,536
Shareholder servicing costs—Note 2(b)	5,308,304
Directors’ fees and expenses—Note 2(d)	192,450
Registration fees	159,276
Professional fees	109,369
Prospectus and shareholders’ reports	95,692
Custodian fees—Note 2(c)	55,288
Chief Compliance Officer fees—Note 2(c)	19,942
Miscellaneous	37,964
Total Expenses	16,265,397
Less—reduction in expenses due to undertaking—Note 2(a)	(455,486)
Less—reduction in fees due to earnings credits—Note 2(c)	(102,694)
Net Expenses	15,707,217
Net Investment Income	97,545,921
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,716
Net Increase in Net Assets Resulting from Operations	97,547,637
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2024(a)	2023(b)
Operations ($):
Net investment income	97,545,921	102,470,920
Net realized gain (loss) on investments	1,716	1
Net Increase (Decrease) in Net Assets Resulting from Operations	97,547,637	102,470,921
Distributions ($):
Distributions to shareholders:
Wealth Shares	(35,634,654)	(31,547,561)
Service Shares	(49,019,202)	(57,750,260)
Premier Shares	(12,910,985)	(13,062,571)
Total Distributions	(97,564,841)	(102,360,392)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	727,463,754	749,128,765
Service Shares	1,342,069,976	1,526,031,541
Premier Shares	204,363,183	403,297,213
Distributions reinvested:
Wealth Shares	34,874,260	30,954,375
Service Shares	48,016,150	55,919,605
Premier Shares	8,757,131	5,897,335
Cost of shares redeemed:
Wealth Shares	(731,723,024)	(656,158,623)
Service Shares	(1,340,703,138)	(2,144,621,483)
Premier Shares	(244,353,828)	(364,849,088)
Increase (Decrease) in Net Assets from Capital Stock Transactions	48,764,464	(394,400,360)
Total Increase (Decrease) in Net Assets	48,747,260	(394,289,831)
Net Assets ($):
Beginning of Period	2,105,287,928	2,499,577,759
End of Period	2,154,035,188	2,105,287,928

(a)
During the period ended November 30, 2024, 509,590 Wealth shares representing $510,160 were exchanged for 510,160 Premier shares, 5,766 Service shares representing $5,783 were exchanged for 5,783 Wealth shares, and 63,192 Service shares representing $63,393 were exchanged for 63,393 Premier shares.

(b)	During the period ended November 30, 2023, 1,727,250 Wealth shares representing $1,731,910 were exchanged for 1,731,910 Premier shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Wealth Shares	2024	2023	2022	2021(a)	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.049	.046	.010	.000 (b)	.003
Distributions:
Dividends from net investment income	(.049 )	(.046 )	(.010 )	(.000 )(b)	(.003 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.98	4.67	1.04	.01	.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	.55	.58	.56	.90
Ratio of net expenses to average net assets	.54	.53	.42	.15	.55
Ratio of net investment income to average net assets	4.87	4.60	.98	.01	.27
Net Assets, end of period ($ x 1,000)	748,375	717,761	593,835	514,714	49,985

(a)	Effective February 1, 2021, the fund Class A shares were renamed Wealth shares.
(b)	Amount represents less than $.001 per share.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Service Shares	2024	2023	2022	2021(a)	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.044	.041	.008	.000 (b)	.002
Distributions:
Dividends from net investment income	(.044 )	(.041 )	(.008 )	(.000 )(b)	(.002 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.51	4.21	.80	.01	.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.04	1.04	1.05	1.08
Ratio of net expenses to average net assets	1.00	.98	.63	.13	.57
Ratio of net investment income to average net assets	4.42	4.10	.76	.01	.22
Net Assets, end of period ($ x 1,000)	1,164,420	1,115,051	1,677,613	2,058,384	2,808,974

(a)	Effective February 1, 2021, the fund Class B shares were renamed Service shares.
(b)	Amount represents less than $.001 per share.
See notes to financial statements.

	Year Ended November 30,
Premier Shares	2024	2023	2022	2021(a)	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.052	.049	.012	.000 (b)	.004
Distributions:
Dividends from net investment income	(.052 )	(.049 )	(.012 )	(.000 )(b)	(.004 )
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	5.28	5.00	1.24	.01	.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.29	.25	.25	.27	.64
Ratio of net expenses to average net assets	.28	.23	.22	.12	.46
Ratio of net investment income to average net assets	5.16	4.91	1.18	.01	.41
Net Assets, end of period ($ x 1,000)	241,240	272,476	228,130	124,090	4,987

(a)	Effective February 1, 2021, the fund Dreyfus Class shares were renamed Premier shares.
(b)	Amount represents less than $.001 per share.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Dreyfus Money Market Fund (the “fund”) is the sole series of General Money Market Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investment Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Wealth shares (7 billion shares authorized), Service shares (28.5 billion shares authorized) and Premier shares (7 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally,

NOTES TO FINANCIAL STATEMENTS (continued)
amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Paper	—	650,957,921	—	650,957,921
Negotiable Bank Certificates of Deposit	—	356,800,000	—	356,800,000
Time Deposits	—	101,000,000	—	101,000,000
Repurchase Agreements	—	1,040,000,000	—	1,040,000,000

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	1,040,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,040,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

NOTES TO FINANCIAL STATEMENTS (continued)
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $162,978 and accumulated capital losses $33,824.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2024. The fund has $33,824 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows: ordinary income $97,564,841 and $102,360,392, respectively.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2024, there was no reduction in expenses pursuant to the Agreement.
The Adviser has also contractually agreed, from December 1, 2023 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed an annual rate of 1.00% of the value of the average daily net assets of Service shares. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses for Service shares, pursuant to the undertaking, amounted to $455,486 during the period ended November 30, 2024.
The Adviser and the Distributor have undertaken, that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fees” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth and Premier shares’ average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. If said rule is amended in any material respect (e.g. to provide for a limit that exceeds .25%), this undertaking shall terminate automatically. During the period ended November 30, 2024, there was no reduction in expenses pursuant to the undertaking.

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the Reimbursement Shareholder Services Plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2024, Premier shares were charged $93,775 pursuant to the Reimbursement Shareholder Services Plan.
Under the Compensation Shareholder Services Plan with respect to Wealth and Service shares (the “Compensation Shareholder Services Plan”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2024, Wealth and Service shares were charged $1,830,444 and $2,774,335, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
(c) Under the Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .55% of the value of the fund’s Service shares average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended November 30, 2024, Service shares were charged $6,103,536, pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2024, the fund was charged $484,384 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $102,694.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2024, the fund was charged $55,288 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2024, the fund was charged $33,801 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended November 30, 2024, the fund was charged $19,942 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $348,837, Administrative Services Plan fees of $518,102, Shareholder Services Plans fees of $387,398, Custo

NOTES TO FINANCIAL STATEMENTS (continued)
dian fees of $15,938, Chief Compliance Officer fees of $2,705 and Transfer Agent fees of $122,855, which are offset against an expense reimbursement currently in effect in the amount of $33,068.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Dreyfus Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Dreyfus Money Market Fund (the “Fund”) (the sole fund constituting General Money Market Fund, Inc. (the “Company”)), including the statement of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting General Money Market Fund, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 73.88% of ordinary income dividends paid during the fiscal period ended November 30, 2024 as qualifying interest related dividends.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0196NCSRAR1124

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 23, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 23, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)